Rule 497(j)
                                      Registration Nos. 333-143964 and 811-21944



CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                February 1, 2019


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:             First Trust Exchange-Traded Fund II
                  (Registration Nos. 333-143964 and 811-21944)
                 ----------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund II (the "Registrant"), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust BICK Index Fund, First Trust Cloud Computing ETF, First Trust Dow Jones Global Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Global Engineering and Construction ETF, First Trust Global Wind Energy ETF, First Trust Indxx Global Agriculture ETF, First Trust Indxx Global Natural Resources Income ETF, First Trust International Equity Opportunities ETF, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust Nasdaq Cybersecurity ETF, First Trust NASDAQ Global Auto Index Fund, First Trust Nasdaq Smartphone Index Fund and First Trust STOXX(R) European Select Dividend Index Fund, each a series of the Registrant. Post-Effective Amendment No. 141, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on January 28, 2019.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.



                                 Very truly yours,

                                 CHAPMAN AND CUTLER LLP

                                 By: /s/ Morrison C. Warren
                                     -------------------------------------
                                         Morrison C. Warren

Enclosures